Other assets, income, expenses and non-controlling interest - Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest in Other Entities [Abstract]
Costs related to the exit of non-core businesses	$ 5,142	$ 0
Other	3,894	5,537
Foreign exchange (gain) loss	3,212	4,654
Total other expenses	12,248	10,191
Profit (loss), attributable to non-controlling interests	$ (900)	$ (500)